BORROWINGS (Short-Term Borrowings) (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Short-term bank borrowings	$ 77,740,238	$ 68,821,014
Interest rate on short-term bank borrowings	6.50%	6.40%
Bank Facilities [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	38,640,878	29,177,574
Maximum borrowing capacity of credit line	17,900,000	18,200,000
Debt Guaranteed by Daqo Group and Mr. Guangfu Xu and Mr. Xinag Xu [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	27,695,380	28,080,770
Debt Guaranteed by Daqo Group and Third Party [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	$ 11,403,980	$ 11,562,670